Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [Abstract]
Unaudited interim consolidated financial statements:
a.	Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company’s consolidated financial statements.

The balance sheet at December 31, 2017 has been derived from the audited consolidated financial statements of the Company at that date but does not include all information and footnotes required by U.S. GAAP for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2017, included in the Company’s Annual Report on Form 20-F filed with the U.S. Securities and Exchange Commission (“SEC”) on March 20, 2018. The significant accounting policies applied in the Company’s audited 2017 consolidated financial statements and notes thereto included in the Annual Report are applied consistently in these unaudited interim consolidated financial statements, except for changes associated with the new revenue recognition standard for the six months ended June 30, 2018, as detailed in Note 2 (e). Results for the six months ended June 30, 2018 are not necessarily indicative of results that may be expected for the year ending December 31, 2018.

Use of estimates:
b.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.

Impact of recently issued accounting standards:
c.	Impact of recently issued accounting standards:

1.	In February 2016, the FASB issued Accounting Standards Update No. 2016-02 (Topic 842) “Leases.” Topic 842 supersedes the lease requirements in Accounting Standards Codification (ASC) Topic 840, “Leases.” Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases and provide enhanced disclosures. Leases will continue to be classified as either finance or operating. This ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018 and must be adopted using a modified retrospective approach, which (following the amendment in July 2018) requires lessees and lessors to recognize and measure all leases within the scope of this ASU using one of the following transition methods: (i) as of the beginning of the earliest comparative period presented in the financial statements, or (ii) as of the beginning of the period in which this ASU is adopted. There are additional optional practical expedients that an entity may elect to apply. The Company is in the process of implementing changes to its systems and processes in conjunction with the review of lease agreements. The Company will adopt Topic 842 effective January 1, 2019 and expect to elect certain available transitional practical expedients. The Company is evaluating the potential impact of this pronouncement.

2.	In June 2016, the FASB issued Accounting Standards Update No. 2016-13 (ASU 2016-13) “Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss methodology, which will result in more timely recognition of credit losses. ASU 2016-13 is effective for annual reporting periods, and interim periods within those years, beginning after December 15, 2019. The Company is evaluating the potential impact of this pronouncement.

3.	In January 2017, the FASB issued Accounting Standards Update No. 2017-04 (ASU 2017-04) “Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019; early adoption is permitted. The Company does not expect that this new guidance will have a material impact on the Company’s Consolidated Financial Statements.

4.	In August 2017, the FASB issued ASU No. 2017-12 (Topic 815) Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities, which expands an entity’s ability to hedge financial and nonfinancial risk components and amends how companies assess effectiveness as well as changes the presentation and disclosure requirements. The new standard is to be applied on a modified retrospective basis and is effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. The Company is currently evaluating the impact of adoption on the Consolidated Financial Statements.

5.	In June 2018, the FASB issued ASU No. 2018-07, “Compensation - Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting.” These amendments expand the scope of Topic 718, Compensation - Stock Compensation (which currently only includes share-based payments to employees) to include share-based payments issued to nonemployees for goods or services. Consequently, the accounting for share-based payments to nonemployees and employees will be substantially aligned. This ASU supersedes Subtopic 505-50, Equity - Equity-Based Payments to Non-Employees. The guidance is effective for the interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The Company is currently evaluating the potential effect on its consolidated financial statements.

Recently adopted accounting standard:
d.	Recently adopted accounting standard:

In May 2014, the Financial Accounting Standards Board (“FASB”) issued new guidance related to revenue recognition: “Revenue from Contracts with Customers” (“ASC 606”), which outlines a comprehensive revenue recognition model and supersedes most current revenue recognition guidance. The Company adopted ASC 606 on January 1, 2018, using the modified retrospective transition method applied to those contracts which were not completed as of January 1, 2018. The new standard application had no material effect on the pattern of revenue recognition, nevertheless, the revenue recognition disclosure has been adjusted in accordance to ASC 606 guidance. See Revenue Recognition below for further details.

Revenue Recognition:
e.	Revenue Recognition:

The Company generates revenues from sales of systems, consumables and services. The Company generates revenues from sale of its products directly to end-users and indirectly through independent distributors, all of whom are considered end-users.

The Company recognizes revenues in accordance with ASC No. 606, “Revenue from Contracts with Customers”. As such, the Company identifies a contract with a customer, identifies the performance obligations in the contract, determines the transaction price, allocates the transaction price to each performance obligation in the contract and recognizes revenues when, or as, the Company satisfies a performance obligation.

Revenues from products, which consist of systems and consumables, are recognized at the point of time when control has passed, in accordance with the agreed-upon delivery terms. Revenues from services are derived mainly from the sale of print heads, spare parts, upgrade kits and sale of service contracts. The Company’s print heads, spare parts and upgrade kits revenues (collectively “Spare parts”) are recognized at the point of time when control has passed, in accordance with the agreed-upon delivery terms. The service contracts are recognized over time, on a straight-line basis, over the period of the service.

For multiple performance obligations arrangements, such as selling a system with consumables, installation and training, the Company accounts for each performance obligation separately as it is distinct. The transaction price is allocated to each distinct performance obligation on a relative standalone selling price (“SSP”) basis and revenue is recognized for each performance obligation when control has passed. In most cases, the Company is able to establish SSP based on the observable prices of services sold separately in comparable circumstances to similar customers and for products based on the Company’s best estimates of the price at which the Company would have sold the product regularly on a stand-alone basis. The Company reassesses the SSP on a periodic basis or when facts and circumstances change.

The Company periodically provides customer incentive programs including product discounts, volume-based rebates and warrants, which are accounted for as reductions to revenue in the period in which the revenue is recognized. These reductions to revenue are made based upon reasonable and reliable estimates that are determined according to historical experience and the specific terms and conditions of the incentive.

Revenue disaggregated by revenue source for the six months ended June 30, 2018 and 2017, consists of the following:

	Six months ended June 30,
	2018	2017

Systems	$33,150	$28,766
Ink and consumables	25,700	21,640
Spare parts	6,621	4,168
Service contracts	1,525	1,117

Total revenue	$66,996	$55,691

The following table presents revenue disaggregated by geography based on customer location:

	Six months ended June 30,
	2018	2017

U.S	$36,137	$28,422
EMEA	22,165	15,763
Asia Pacific	6,938	8,560
Other	1,756	2,946

Total revenue	$66,996	$55,691

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities are presented under deferred revenues and advances from customers. During the six months ended June 30, 2018, the Company recognized $672 that was included in the deferred revenues balance at January 1, 2018.

The following table represents the outstanding performance obligations as of June 30, 2018, included in deferred revenues which are expected to be satisfied and recognized in future periods:

	Remainder of 2018	2019	2020 and thereafter
Product	$528	$-	$-
Services	2,537	2,016	627

Total	$3,065	$2,016	$627